Leases - Lease Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Non-current lease liabilities	kr 27,088	kr 15,792
Current lease liabilities	12,537	10,374
Total	kr 39,625	kr 26,165